Fair Value Measurement - Schedule of Assumptions Were Used in Determining Fair Value of Convertible Notes (Details)	Dec. 31, 2025	Dec. 31, 2024
Risk free right [Member]
Schedule of Assumptions were used in Determining Fair Value of Convertible Notes [Line Items]
Risk free right	3.72	4.83
Stock price [Member]
Schedule of Assumptions were used in Determining Fair Value of Convertible Notes [Line Items]
Risk free right	5.65	4.56
Dividend yield [Member]
Schedule of Assumptions were used in Determining Fair Value of Convertible Notes [Line Items]
Risk free right	0	0
Volatility [Member]
Schedule of Assumptions were used in Determining Fair Value of Convertible Notes [Line Items]
Risk free right	67	67